Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	5.50%	8.36%	23.47%
Effect on tax rates in different tax jurisdiction	(1.91%)	(1.01%)	(15.88%)
Effect of preferential tax benefit on assessable profits of subsidiary incorporated in the PRC	(2.24%)	0.00%	0.00%
Tax incentives relating to research and development expenditure	(5.16%)	(8.87%)	(17.00%)
Other non-deductible expenses	0.09%	0.78%	0.60%
Changes in valuation allowance	(0.78%)	(7.80%)	(38.63%)
Effective income tax rate	20.50%	16.46%	(22.44%)